Capital	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Partners' Capital Notes [Abstract]
Capital

(11)  Capital

The Company is authorized to issue three classes of membership units, consisting of Class A units, Class B units and Class C units. The Class A units and the Class B units have the voting interests — voting together as a single class. The Class C units have a nonvoting interest. The Class A units and the Class B units receive all distributions until set Internal Rate of Returns are reached. The Company is authorized to issue an unlimited number of Class A units and Class B units and have the following units outstanding (in thousands):

	June 30, 2021
Price per share	Class A	Class B	Class C
$1.00	441,482	27,120	—
0.10	—	—	9
0.88	11,364	—	—

Total shares outstanding	452,846	27,120	9
	December 31, 2020
Price per share	Class A	Class B	Class C
$ 1.00	441,482	27,120	—
0.10	—	—	9
0.88	11,364	—	—

Total shares outstanding	452,846	27,120	9

Note 11 — Capital

The Company is authorized to issue three classes of membership units, consisting of Class A units, Class B units and Class C units. The Class A units and the Class B units have the voting interests — voting together as a single class. The Class C units have a nonvoting interest. The Class A units and the Class B units receive all distributions until set Internal Rate of Returns are reached. The Company is authorized to issue an unlimited number of Class A units and Class B units and have the following units outstanding (in thousands):

	2020
Price per share	Class A	Class B	Class C
$1.00	441,482	27,120	—
0.10	—	—	9
0.88	11,364	—	—
Total shares outstanding	452,846	27,120	9
	2019
Price per share	Class A	Class B	Class C
$1.00	441,482	27,120	—
0.10	—	—	9
0.88	11,364	—	—
Total shares outstanding	452,846	27,120	9